Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

At March 31, 2016	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,191,424	¥9,242,319	¥879,946	¥29,313,689
Debt securities
Japanese national government and Japanese government agency bonds	1,292,815	276,643	—	1,569,458
Japanese prefectural and municipal bonds	—	130,467	2,467	132,934
Foreign governments and official institutions bonds	16,959,757	1,081,655	57,470	18,098,882
Corporate bonds	—	3,618,649	98,236	3,716,885
Residential mortgage-backed securities	—	3,163,571	23,540	3,187,111
Asset-backed securities	—	127,180	630,247	757,427
Other debt securities	—	6,515	35,944	42,459
Commercial paper	—	502,417	—	502,417
Equity securities(2)	938,852	335,222	32,042	1,306,116
Trading derivative assets	100,689	21,282,170	116,913	21,499,772
Interest rate contracts	17,567	16,414,291	50,185	16,482,043
Foreign exchange contracts	13,148	4,678,409	4,349	4,695,906
Equity contracts	69,974	67,179	46,337	183,490
Commodity contracts	—	61,196	15,787	76,983
Credit derivatives	—	61,095	255	61,350
Investment securities:
Available-for-sale securities	32,836,477	8,014,480	375,274	41,226,231
Debt securities
Japanese national government and Japanese government agency bonds	26,241,677	2,886,164	—	29,127,841
Japanese prefectural and municipal bonds	—	454,998	—	454,998
Foreign governments and official institutions bonds	1,247,768	805,359	20,941	2,074,068
Corporate bonds	—	999,685	23,595	1,023,280
Residential mortgage-backed securities	—	886,737	15	886,752
Commercial mortgage-backed securities	—	186,365	3,764	190,129
Asset-backed securities	—	1,508,501	158,281	1,666,782
Other debt securities	—	14,107	168,678	182,785
Marketable equity securities	5,347,032	272,564	—	5,619,596
Other investment securities	—	—	24,689	24,689
Others(3)(4)	388,577	12,095	846	401,518

Total	¥52,517,167	¥38,551,064	¥1,397,668	¥92,465,899

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥71,995	¥5,462	¥—	¥77,457
Trading derivative liabilities	110,601	20,751,295	85,659	20,947,555
Interest rate contracts	8,969	16,254,674	11,972	16,275,615
Foreign exchange contracts	6,210	4,325,227	3,114	4,334,551
Equity contracts	95,422	62,688	54,252	212,362
Commodity contracts	—	55,301	16,132	71,433
Credit derivatives	—	53,405	189	53,594
Obligation to return securities received as collateral	1,840,584	78,482	—	1,919,066
Others(5)	—	502,439	(9,821)	492,618

Total	¥2,023,180	¥21,337,678	¥75,838	¥23,436,696

At March 31, 2017	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,646,728	¥11,027,560	¥799,493	¥22,473,781
Debt securities
Japanese national government and Japanese government agency bonds	1,794,233	390,147	—	2,184,380
Japanese prefectural and municipal bonds	—	136,226	—	136,226
Foreign governments and official institutions bonds	7,764,734	466,151	1,836	8,232,721
Corporate bonds	—	3,305,520	25,521	3,331,041
Residential mortgage-backed securities	—	4,816,323	47,914	4,864,237
Asset-backed securities	—	280,502	654,814	935,316
Other debt securities	—	5,155	35,552	40,707
Commercial paper	—	1,084,421	—	1,084,421
Equity securities(2)	1,087,761	543,115	33,856	1,664,732
Trading derivative assets	112,687	18,619,331	101,100	18,833,118
Interest rate contracts	27,321	14,174,526	38,188	14,240,035
Foreign exchange contracts	9,661	4,270,548	20,455	4,300,664
Equity contracts	75,545	88,154	24,707	188,406
Commodity contracts	160	18,740	17,745	36,645
Credit derivatives	—	67,363	5	67,368
Investment securities:
Available-for-sale securities	30,214,302	8,538,271	337,526	39,090,099
Debt securities
Japanese national government and Japanese government agency bonds	23,053,677	2,772,611	—	25,826,288
Japanese prefectural and municipal bonds	—	1,015,489	—	1,015,489
Foreign governments and official institutions bonds	1,360,060	769,770	20,099	2,149,929
Corporate bonds	—	1,104,800	36,932	1,141,732
Residential mortgage-backed securities	—	1,188,903	15	1,188,918
Commercial mortgage-backed securities	—	77,297	2,971	80,268
Asset-backed securities	—	1,261,353	116,919	1,378,272
Other debt securities	—	10,199	160,590	170,789
Marketable equity securities	5,800,565	337,849	—	6,138,414
Other investment securities	—	—	26,292	26,292
Others(3)(4)	453,214	37,942	3,850	495,006

Total	¥41,426,931	¥38,223,104	¥1,268,261	¥80,918,296

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥128,292	¥1,392	¥—	¥129,684
Trading derivative liabilities	135,342	18,461,252	63,855	18,660,449
Interest rate contracts	45,539	14,249,439	9,637	14,304,615
Foreign exchange contracts	5,219	4,072,787	5,597	4,083,603
Equity contracts	84,514	66,482	31,019	182,015
Commodity contracts	70	14,730	17,375	32,175
Credit derivatives	—	57,814	227	58,041
Obligation to return securities received as collateral	3,423,936	92,296	—	3,516,232
Others(5)	—	376,724	28,432	405,156

Total	¥3,687,570	¥18,931,664	¥92,287	¥22,711,521

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Excludes certain investments valued at net asset value of hedge funds and private equity funds, whose fair values at March 31, 2016 were ¥481 million, and ¥11,457 million, respectively, and those at March 31, 2017 were nil, and ¥13,150 million, respectively. The amounts of unfunded commitments related to these hedge funds and private equity funds at March 31, 2016 were nil, and ¥18,027 million, respectively, and those at March 31, 2017 were nil, and ¥27,735 million, respectively.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2016 were ¥1,905 million, and ¥1,878 million, respectively, and those at March 31, 2017 were ¥41 million, and ¥119 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity funds at March 31, 2016 were nil, and ¥104 million, respectively, and those at March 31, 2017 were nil, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers between Level 1 and Level 2 [Table Text Block]

	2016		2017
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥26,388	¥—	¥—
Investment securities:
Available-for-sale securities
Marketable equity securities	26,889	10,253	22,578	27,807

Note:

(1)	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2015	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2016	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2016
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥847,840	¥(51,674	)(2)	¥—	¥370,342	¥—	¥(161,486)	¥(141,189)	¥53,054		¥(36,941)		¥879,946	¥(57,021	)(2)
Debt securities
Japanese prefectural and municipal bonds	—	251		—	11,945	—	(9,729)	—	—		—		2,467	78
Foreign governments and official institutions bonds	66,197	(4,236)		—	68,443	—	(19,550)	(53,384)	—		—		57,470	(4,275)
Corporate bonds	96,918	(3,561)		—	56,964	—	(51,705)	(16,484)	53,045	(6)	(36,941	)(6)	98,236	(3,028)
Residential mortgage-backed securities	38,730	(1,441)		—	—	—	—	(13,749)	—		—		23,540	(1,585)
Asset-backed securities	586,635	(42,607)		—	223,130	—	(79,339)	(57,572)	—		—		630,247	(46,335)
Other debt securities	37,812	(1,868)		—	—	—	—	—	—		—		35,944	(1,868)
Equity securities	21,548	1,788		—	9,860	—	(1,163)	—	9		—		32,042	(8)
Trading derivatives—net	39,250	(6,586	)(2)	(214)	4,099	(3,460)	—	1,948	4,684		(8,467)		31,254	5,755	(2)
Interest rate contracts—net	29,074	7,912		(115)	7	—	—	4,687	515		(3,867)		38,213	13,667
Foreign exchange contracts—net	8,401	(2,404)		(107)	3,024	(2,941)	—	(3,712)	4,101		(5,127)		1,235	(3,322)
Equity contracts—net	5,906	(12,227)		(12)	172	(172)	—	(1,582)	—		—		(7,915)	(5,323)
Commodity contracts—net	(933)	52		(12)	896	(347)	—	(1)	—		—		(345)	860
Credit derivatives— net	(3,198)	81		32	—	—	—	2,556	68		527		66	(127)
Investment securities:
Available-for-sale securities	401,837	(9,124	)(3)	66	331,478	—	(802)	(351,358)	6,187		(3,010)		375,274	229	(3)
Debt securities
Foreign governments and official institutions bonds	29,649	—		121	2,151	—	—	(10,980)	—		—		20,941	—
Corporate bonds	19,284	1,156		(258)	1,150	—	(366)	(2,015)	6,187	(6)	(1,543	)(6)	23,595	236
Residential mortgage-backed securities	93	—		—	—	—	—	(78)	—		—		15	—
Commercial mortgage-backed securities	3,785	—		219	—	—	—	(240)	—		—		3,764	—
Asset-backed securities	166,723	(10,280)		30	312,497	—	—	(310,689)	—		—		158,281	(7)
Other debt securities	182,303	—		(46)	15,680	—	(436)	(27,356)	—		(1,467)		168,678	—
Other investment securities	22,537	984	(4)	—	3,323	—	(2,155)	—	—		—		24,689	(270	)(4)
Others	917	(61	)(4)	—	169	—	(179)	—	—		—		846	(62	)(4)

Total	¥1,312,381	¥(66,461)		¥(148)	¥709,411	¥(3,460)	¥(164,622)	¥(490,599)	¥63,925		¥(48,418)		¥1,312,009	¥(51,369)

Liabilities
Others	¥36,293	¥35,111	(4)	¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989	(4)

Total	¥36,293	¥35,111		¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989

	March 31, 2016	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2017	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2017
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥879,946	¥(3,062	)(2)	¥—	¥375,549	¥—	¥(143,806)	¥(315,002)	¥58,409		¥(52,541)		¥799,493	¥8,227	(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(1,209)		—	—	—	—	(10,106)	11,315		—		—	—
Japanese prefectural and municipal bonds	2,467	84		—	—	—	(2,551)	—	—		—		—	—
Foreign governments and official institutions bonds	57,470	(5,273)		—	49,631	—	(49,342)	(50,638)	—		(12)		1,836	83
Corporate bonds	98,236	(2,783)		—	2,802	—	(6,659)	(60,640)	47,094	(6)	(52,529	)(6)	25,521	107
Residential mortgage-backed securities	23,540	(5,036)		—	38,086	—	—	(8,676)	—		—		47,914	(4,304)
Asset-backed securities	630,247	9,437		—	281,792	—	(85,254)	(181,408)	—		—		654,814	11,761
Other debt securities	35,944	(392)		—	—	—	—	—	—		—		35,552	(393)
Equity securities	32,042	2,110		—	3,238	—	—	(3,534)	—		—		33,856	973
Trading derivatives—net	31,254	(2,305	)(2)	(847)	1,274	(2,968)	—	(13,573)	31,839		(7,429)		37,245	(7,768	)(2)
Interest rate contracts—net	38,213	(1,942)		(457)	—	(2)	—	(6,704)	4,170		(4,727)		28,551	(909)
Foreign exchange contracts—net	1,235	(14,291)		15	524	(20)	—	1,035	29,126		(2,766)		14,858	(12,420)
Equity contracts—net	(7,915)	12,917		(376)	147	(1,529)	—	(8,155)	(1,465)		64		(6,312)	3,572
Commodity contracts—net	(345)	1,397		(12)	603	(1,417)	—	144	—		—		370	2,050
Credit derivatives—net	66	(386)		(17)	—	—	—	107	8		—		(222)	(61)
Investment securities:
Available-for-sale securities	375,274	(3,504	)(3)	(35,082)	300,765	—	(268)	(292,198)	6,835		(14,296)		337,526	(419	)(3)
Debt securities
Foreign governments and official institutions bonds	20,941	—		(1,099)	999	—	—	(742)	—		—		20,099	—
Corporate bonds	23,595	22		(463)	26,222	—	(268)	(6,086)	6,835	(6)	(12,925	)(6)	36,932	(419)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	3,764	—		(282)	—	—	—	(511)	—		—		2,971	—
Asset-backed securities	158,281	(3,526)		(26,651)	250,156	—	—	(259,970)	—		(1,371)		116,919	—
Other debt securities	168,678	—		(6,587)	23,388	—	—	(24,889)	—		—		160,590	—
Other investment securities	24,689	2,432	(4)	—	4,012	—	(4,662)	(110)	—		(69)		26,292	(1,270	)(4)
Others	846	280	(4)	111	1,230	—	(32)	—	1,415		—		3,850	131	(4)

Total	¥1,312,009	¥(6,159)		¥(35,818)	¥682,830	¥(2,968)	¥(148,768)	¥(620,883)	¥98,498		¥(74,335)		¥1,204,406	¥(1,099)

Liabilities
Others	¥(9,821)	¥(24,383	)(4)	¥17,155	¥—	¥4,062	¥—	¥(30,214)	¥59,635		¥(2,458)		¥28,432	¥(15,362	)(4)

Total	¥(9,821)	¥(24,383)		¥17,155	¥—	¥4,062	¥—	¥(30,214)	¥59,635		¥(2,458)		¥28,432	¥(15,362)

Notes:

(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity.

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Japanese prefectural and municipal bonds	¥2,467	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.1%~49.7%	40.4%
			Correlation between interest rates	51.1%	51.1%
Foreign governments and official institutions bonds	831	Monte Carlo method	Correlation between interest rate and foreign exchange rate	21.1%~49.7%	28.9%
			Correlation between interest rates	37.9%~51.1%	45.5%
	20,941	Return on equity method	Probability of default	0.1%~0.9%	0.3%
			Recovery rate	60.0%~70.0%	66.8%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	8,634	Discounted cash flow	Probability of default	4.7%~13.1%	5.3%
			Recovery rate	41.0%~74.1%	55.2%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	144,897	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	65.1%
	617,350	Internal model(4)	Asset correlations	9.0%~13.0%	12.9%
			Discount factor	1.8%~4.3%	1.9%
			Prepayment rate	8.7%~20.9%	20.5%
			Probability of default	0.0%~82.1%	— (3)
			Recovery rate	51.3%~61.6%	61.4%
Other debt securities	35,944	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	168,678	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	69.3%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	37,623	Option model	Probability of default	0.1%~13.1%
			Correlation between interest rates	5.3%~99.8%
			Correlation between interest rate and foreign exchange rate	21.1%~49.7%
			Recovery rate	41.0%~47.0%
			Volatility	85.4%~201.8%
Equity contracts—net	(10,139)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	6.0%
			Correlation between equities	27.4%~65.3%
			Volatility	0.0%~106.6%
	2,348	Discounted cash flow	Term of litigation	1 year

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,099	Return on equity method	Probability of default	0.1%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	67.0%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	19,313	Discounted cash flow	Probability of default	4.4%~8.8%	5.6%
			Recovery rate	41.0%~81.2%	42.8%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	108,132	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	64.7%
	650,814	Internal model(4)	Asset correlations	7.0%~11.0%	11.0%
			Discount factor	1.2%~1.4%	1.2%
			Prepayment rate	9.5%~29.5%	29.3%
			Probability of default	0.0%~83.1%	— (3)
			Recovery rate	52.8%~80.9%	80.6%
Other debt securities	35,552	Discounted cash flow	Liquidity premium	0.5%~1.0%	0.6%
	160,479	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	71.1%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	28,297	Option model	Probability of default	0.1%~13.2%
			Correlation between interest rates	36.0%~100.0%
			Correlation between interest rate and foreign exchange rate	20.4%~48.8%
			Recovery rate	41.0%~48.0%
			Volatility	21.6%~100.0%
Foreign exchange contracts—net	14,890	Option model	Probability of default	0.1%~8.7%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	46.4%~50.7%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~48.0%
			Volatility	16.8%~20.6%
Equity contracts—net	(6,659)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	3.0%~69.2%
			Correlation between equities	25.5%~81.3%
			Volatility	29.8%~127.4%

Notes:

(1)	The fair value as of March 31, 2016 and 2017 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2016				2017
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥48,022	¥48,022	¥—	¥—	¥2,224	¥2,224
Loans	13,900	8,779	323,176	345,855	4,941	9,020	219,963	233,924
Loans held for sale	—	—	10,361	10,361	—	—	6,480	6,480
Collateral dependent loans	13,900	8,779	312,815	335,494	4,941	9,020	213,483	227,444
Premises and equipment	—	—	11,658	11,658	—	—	3,507	3,507
Intangible assets	—	—	6,210	6,210	—	—	1,652	1,652
Goodwill	—	—	58,887	58,887	—	—	4,869	4,869
Other assets(1)	—	—	6,733	6,733	—	—	6,872	6,872
Other	—	—	6,733	6,733	—	—	6,872	6,872

Total	¥13,900	¥8,779	¥454,686	¥477,365	¥4,941	¥9,020	¥239,087	¥253,048

Note:

(1)	Excludes certain investments valued at net asset value of ¥1,541 million and ¥15,884 million at March 31, 2016 and 2017, respectively. The unfunded commitments related to these investments are ¥127 million and ¥5,359 million at March 31, 2016 and 2017, respectively. These investments are in private equity funds and limited partnerships.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2016	2017
	(in millions)
Investment securities	¥14,146	¥1,016
Loans	82,720	63,581
Loans held for sale	363	55
Collateral dependent loans	82,357	63,526
Premises and equipment	7,191	6,798
Intangible assets	117,726	5,803
Goodwill	333,719	6,638
Other assets	1,199	6,561
Investments in equity method investees	681	5,465
Other	518	1,096

Total	¥556,701	¥90,397

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2015			2016			2017
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥689,420	¥966,636	¥1,656,056	¥(157,814)	¥(1,058,046)	¥(1,215,860)	¥(464,947)	¥(407,439)	¥(872,386)
Other assets	(564)	—	(564)	3	—	3	—	—	—

Total	¥688,856	¥966,636	¥1,655,492	¥(157,811)	¥(1,058,046)	¥(1,215,857)	¥(464,947)	¥(407,439)	¥(872,386)

Financial liabilities:
Other short-term borrowings(1)	¥5,515	¥—	¥5,515	¥3,422	¥—	¥3,422	¥(10,380)	¥—	¥(10,380)
Long-term debt(1)	(1,549)	—	(1,549)	10,443	—	10,443	(93,464)	—	(93,464)

Total	¥3,966	¥—	¥3,966	¥13,865	¥—	¥13,865	¥(103,844)	¥—	¥(103,844)

Note:

(1)	Change in value attributable to the instrument-specific credit-risk-related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2016			2017
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥521,217	¥499,386	¥(21,831)	¥404,510	¥377,423	¥(27,087)

Total	¥521,217	¥499,386	¥(21,831)	¥404,510	¥377,423	¥(27,087)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Consolidated Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2016		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥8,656	¥8,656	¥8,656	¥—	¥—
Interest-earning deposits in other banks	41,018	41,018	—	41,018	—
Call loans and funds sold	699	699	—	699	—
Receivables under resale agreements	7,447	7,447	—	7,447	—
Receivables under securities borrowing transactions	6,042	6,042	—	6,042	—
Investment securities(1)(2)	3,965	4,045	1,164	1,231	1,650
Loans, net of allowance for credit losses(3)	121,680	123,286	14	263	123,009
Other financial assets(4)	5,169	5,169	—	5,169	—
Financial liabilities:
Deposits
Non-interest-bearing	¥25,965	¥25,965	¥—	¥25,965	¥—
Interest-bearing	155,479	155,523	—	155,523	—
Total deposits	181,444	181,488	—	181,488	—
Call money and funds purchased	1,389	1,389	—	1,389	—
Payables under repurchase agreements	22,114	22,114	—	22,114	—
Payables under securities lending transactions	4,710	4,710	—	4,710	—
Due to trust account	6,338	6,338	—	6,338	—
Other short-term borrowings	9,248	9,248	—	9,248	—
Long-term debt	21,586	21,881	—	21,881	—
Other financial liabilities	6,411	6,411	—	6,411	—

	Carrying amount	Estimated fair value
At March 31, 2017		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥25,683	¥25,683	¥25,683	¥—	¥—
Interest-earning deposits in other banks	38,327	38,327	—	38,327	—
Call loans and funds sold	704	704	—	704	—
Receivables under resale agreements	8,188	8,188	—	8,188	—
Receivables under securities borrowing transactions	11,003	11,003	—	11,003	—
Investment securities(1)(2)	3,688	3,808	1,206	1,144	1,458
Loans, net of allowance for credit losses(3)	117,033	118,765	5	257	118,503
Other financial assets(4)	5,827	5,827	—	5,827	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,486	¥29,486	¥—	¥29,486	¥—
Interest-bearing	160,928	160,948	—	160,948	—
Total deposits	190,414	190,434	—	190,434	—
Call money and funds purchased	1,975	1,975	—	1,975	—
Payables under repurchase agreements	16,081	16,081	—	16,081	—
Payables under securities lending transactions	5,549	5,549	—	5,549	—
Due to trust account	3,335	3,335	—	3,335	—
Other short-term borrowings	7,857	7,857	—	7,857	—
Long-term debt	27,475	27,627	—	27,627	—
Other financial liabilities	6,094	6,094	—	6,094	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥432 billion and ¥429 billion at March 31, 2016 and 2017, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥1,918 billion and ¥2,200 billion at March 31, 2016 and 2017, respectively.